FLEXSHARES® TRUST

SUPPLEMENT DATED JULY 20, 2017 TO THE

FLEXSHARES® STOXX® US ESG IMPACT INDEX FUND SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2017

Effective immediately, the number of shares in a Creation Unit for the FlexShares STOXX US ESG Impact Index Fund (the “Fund”) is 25,000 shares or multiples thereof. All references to a Creation Unit block size of 50,000 shares for the Fund in the Summary Prospectus, Prospectus and Statement of Additional Information are deleted and replaced with a Creation Unit block size of 25,000 shares.

Effective immediately, the standard creation/redemption transaction fee is $350 for the Fund. All references to a standard creation/redemption transaction fee of $750 for the Fund in the Prospectus and Statement of Additional Information are deleted and replaced with a standard creation/redemption transaction fee of $350.

Please retain this Supplement with your Summary Prospectus, Prospectus and Statement of Additional Information for future reference.